Provisions for employee benefits - Additional Information (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 COP ($) item	Dec. 31, 2020 COP ($) item
Disclosure of defined benefit plans [line items]
Number of workers utilized voluntary retirement plan	12	421
Number of modalities	4
Assets of benefit plan | $	$ 12,564,206	$ 13,172,965
Level 1
Disclosure of defined benefit plans [line items]
Percentage of plan assets	37.60%	23.30%
Level 2
Disclosure of defined benefit plans [line items]
Percentage of plan assets	62.40%	76.70%